ProShares Trust
7501 Wisconsin Avenue, Suite 1000E
Bethesda, Maryland 20814
July 16, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust (File Nos. 333-89822; 811-21114)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 226 under the Securities Act and Amendment No. 235 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to reflect material changes to the principal investment strategies and risks of K-1 Free Crude Oil Strategy ETF and ProShares Ultra MSCI Japan ETF. The Registrant elects to update financial information in its next amendment filing pursuant to Rule 485(b). Otherwise, the disclosure contained in the Amendment are in all material respects the same as those contained in Post-Effective Amendment Nos. 219, 222, and 224 under the 1933 Act and Amendment Nos. 228, 231, and 233 under the 1940 Act. The Registrant is therefore requesting selective review of this Amendment in accordance with the guidance set forth in the Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). We note that another post-effective amendment to the Registrant’s Registration Statement will be filed, the effectiveness of which will coincide with anticipated effectiveness of the Amendment, and in the subsequent post-effective amendment, the Registrant will update certain financial information and make other minor modifications that are typically made in an amendment filing done pursuant to Rule 485(b) under the 1933 Act.
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Director, Counsel - ProShare Advisors LLC
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